Vanguard Total International Bond Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Total International Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the “ Target Index”), a market value-weighted index that provides a broad-based measure of the global, investment-grade, fixed-rate bond markets. The Target Index includes government, government agency, corporate, and securitized investment-grade bonds of issuers located in developed and emerging markets, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Target Index is capped to comply with investment company diversification standards of the Internal Revenue Code, but is not designed to satisfy the diversification requirements of the Investment Company Act of 1940. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of October 31, 2025, the dollar-weighted average maturity of the Target Index was 8.6 years.To correlate to the returns of the Target Index (which is U.S.-dollar hedged) and to minimize the currency risk associated with investing in bonds denominated in currencies other than the U.S. dollar, the Fund seeks to hedge its foreign currency exposure. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.